Financial Instruments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Equity attributable to Sandstorm Gold Ltd.’s shareholders	$ 1,425,671	$ 1,429,001
Cash and cash equivalents	4,395	5,003	$ 7,029
Investments	235,671	258,874	$ 129,890
Non-controlling interests	23,671	24,980
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	4,400	5,000
Liquidity risk | Equity Securities, Warrants, Other, Debt Securities And Loans Receivable
Disclosure of detailed information about financial instruments [line items]
Investments	$ 235,700	$ 258,900
Interest rate risk | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Change in risk variable, percent	1.00%
Interest rate risk impact on net income	$ 3,900
Currency risk
Disclosure of detailed information about financial instruments [line items]
Change in risk variable, percent	10.00%
Long term investments fair value increase (decrease) potential in net income (loss)	$ 1,700
Long term investments fair value increase (decrease) potential in other comprehensive income (loss)	$ 0
Other price risk
Disclosure of detailed information about financial instruments [line items]
Change in risk variable, percent	10.00%
Long term investments fair value increase (decrease) potential in net income (loss)	$ 0
Long term investments fair value increase (decrease) potential in other comprehensive income (loss)	$ 1,900